                      May 14, 2007

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Attention:	Kathleen Collins Accounting Branch Chief
Re:	Xplore Technologies Corp. Amendment No. 7 to Form S-4 Filed on May 8, 2007 File No. 333-138675

Dear Ms. Collins:

        On behalf of Xplore Technologies Corp. (the "Company"), we are filing herewith Amendment No. 7 to the Company's Registration Statement on Form S-4 (the "Amended Registration Statement"). We are also providing two unmarked copies of the Amended Registration Statement and two copies of the Amended Registration Statement that are marked to show changes from Amendment No. 6 to the Company's Registration Statement on Form S-4 ("Amendment No. 6").

        The Amended Registration Statement is being filed in response to comments of the staff of the Division of Corporation Finance (the "Staff") of the Securities and Exchange Commission (the "Commission"), pursuant to a letter dated May 9, 2007, setting forth comments to Amendment No. 6 filed by the Company on May 8, 2007. Set forth below are the Staff's comments, indicated in bold, and the Company's responses.

Changes in and Disagreements with Accountants in Accounting and Financial Disclosure under Canadian GAAP, page 76

1.
We note your response to comment 1 in the Staff's letter dated May 3, 2007 where you indicate that you had not yet received a copy of the Exhibit 16 letter from your former auditors. We further note, however, that the Company subsequently provided a copy of the Exhibit 16 letter via fax. Please note that this letter must be filed as an Exhibit prior to the registration statement being declared effective.

        Response:    We have included a copy of Deloitte's Exhibit 16 letter as Exhibit 16.2 to the Amended Registration Statement.

Interim Financial Statements

Consolidated Statement of Loss, page F-3

2.
Please explain why you included the beneficial conversion feature and fair value of warrants in "amortization of deferred financing costs" in the interim financial statements and in "interest expense" in the audited financial statements or revise your financial statements to consistently reflect these amounts as interest expense.

        Response:    The Company has revised its consolidated interim financial statements, on pages F-3 and F-4, to reflect the amortization of the beneficial conversion feature and fair value of warrants as interest expense.

Audited Financial Statements

Report of Independent Registered Auditors, page F-13

3.
We note your response to comment 3 in the Staff's letter dated May 3, 2007 and the changes to the dates of the auditors' opinion. However, pursuant to AU 420.16, "a change from an accounting principle that is not generally accepted to one that is generally accepted, including correction of a mistake in the application of a principle, is a correction of an error. Although this type of change in accounting principle should be accounted for as the correction of an error, the change requires recognition in the auditor's report through the addition of an explanatory paragraph." As previously requested, your independent auditors should revise their report to include an explanatory paragraph with regards to the correction of an error. We also refer you to AU 508.16 and AU 561.06.

        Response:    The Company's independent auditors have revised their report on page F-15 of the Amended Registration Statement to include an explanatory paragraph regarding the restatement of the Company's 2006, 2005 and 2004 annual consolidated financial statements (the "Restatement").

Note 9—Debentures, page F-27

4.
We note your response to our prior comment 2 to the Staff's letter dated May 3, 2007. We further note the calculations that were provided separately to the Staff on May 4, 2007 were not included in your response filed via EDGAR on May 8, 2007. Please ensure that this information is filed via EDGAR prior to this registration statement being declared effective. Also, revise your calculations, as necessary, as indicted in the following comment.

        Response:    The calculations that the Company provided separately to the Staff on May 4, 2007, as revised in response to the Staff's Comment No. 5 below, are as follows:

DECEMBER 17, 2004
ALLOCATION OF PROCEEDS TO DEBENTURES/WARRANTS
(performed on a relative fair value basis)

	Black-Scholes Fair Values		Allocation
Debentures	$4,055,000	55%	$2,765,653
Warrants	$3,276,000	45%	$2,234,347

Total	$7,331,000	100%	$5,000,000

		12/17/04 to 3/31/05 Fiscal 2005	4/01/05 to 9/15/05 Fiscal 2006	Unamortized Balance on September 15, 2005
Calculation of BCF Value
Face value of debentures	$5,000,000
Value assigned to warrants	$2,234,347	$730,730	$1,180,410	$323,207

Fair value assigned to debentures	$2,765,653
Number of shares debentures are convertible into	11,363,636

Effective value per share	$0.2434

FMV of Xplore stock on commitment date in Canadian dollars	$0.60
Translated in U.S. dollars	$0.4893

Intrinsic value per share of BCF	$0.2459

BCF Value	$2,794,574

Calculation of Recorded Value of Debentures
Face Value	$5,000,000
Less value assigned to debentures	$(2,234,347)
Less value assigned to BCF	$(2,794,574)

Revised value	$(28,922)
Note that the value of the debentures can not be less than zero; the value of the BCF must be reduced by this amount

Revised value of BCF	$(2,765,653)	$(904,490)	$(1,461,100)	$400,063

				$723,270

5.
With regards to the revised disclosures in your Amended Form S-4 with regards to the restatement issue, the Staff has the following additional comments:

•
Your disclosures on pages 68 and F-8 indicate "[t]here was no non-cash interest for the three months ended December 31, 2006 and 2005. Your calculations of the revised BCF for the December 2004 debenture indicates that $395,299 of interest expense was recorded during the three months ended December 31, 3005. Furthermore, as indicated on page F-28 the discount related to the December 31, 2004 debentures (resulting from the value of the warrants and the BCF) was amortized as additional non-cash interest expense during the term of the debentures. Your disclosures on page F-28 indicate that in September 2005, the maturity date was extended from October 31, 2005 to April 30, 2007. What impact did this revision have on your amortization of the discount? Please explain and revise your disclosures and financial statements as necessary.

        Response:    The Company re-evaluated its accounting for the extension of the maturity dates for its long-term debentures which have unamortized debenture discounts. In connection with its financings, the Company has historically issued debentures along with common share purchase warrants. The Company has separately valued the warrants using the Black-Scholes methodology. Thus debentures have been reflected in the financial statements at a discounted value, net of the value assigned to the warrants, or if applicable, a beneficial conversion feature. These discount amounts are amortized as additional non-cash interest expense during the term of the debentures. Generally, the maturity date of the debentures has been extended by the Company's creditors prior to the original maturity date.

        The Company considered guidance in SFAS No. 15 "Accounting by Debtors and Creditors for Troubled Debt Restructurings" (SFAS 15) which is supplemented by EITF Abstracts Issue No. 02-4 "Determining Whether a Debtor's Modification or Exchange of Debt Instruments Is within the Scope of FASB Statement No. 15." EITF Abstracts Issue No. 96-19 "Debtor's Accounting for a Modification or Exchange of Debt Instruments" was also considered, in addition to other literature. Based on the Company's review, the Company believes SFAS 15 is the relevant accounting literature due to the following factors:

  1.
  The principal fact that the Company could not generate sufficient cash from operations to be self sustaining;

  2.
  The Company did not have the ability to repay the debenture obligations upon their maturity;

  3.
  The Company could not obtain funds from sources other than the existing creditor in the troubled debt restructuring as the effective interest rates on such borrowing would not be affordable. The Company would not be able to pay (paragraph 7 of SFAS 15);

  4.
  All of the modifications have been in the form of extending the maturity date of the debenture obligations. Such modifications do fall within the scope of SFAS 15 paragraph 5c(2);

  5.
  The Company did not provide any additional compensation to the creditor for agreeing to the modification; and

  6.
  The creditors believed it was in their best interest to extend the maturity date as the creditors expect to obtain more value by granting the concession than by not granting it (SFAS 15 paragraph 3).

  The Company followed the guidance prescribed by paragraph 16 in SFAS 15 which applies to troubled debt restructurings involving only modification of terms, such as extension of a maturity date. This guidance indicates the carrying amount of such liabilities should not be adjusted unless the carrying amount was in excess of the future cash payments to the creditor as required by the new agreement. Paragraph 16 further indicates that unamortized costs such as discounts should be accounted for prospectively over the new term of the obligation.

  Therefore the Company has followed this guidance. For each modification the Company determined if the carrying amount was less than the future cash flows, which was the case. The Company then amortized the remaining unamortized discounts over the new term of the debentures.

        We are enclosing with this response the Company's supporting calculations of the debenture modifications as follows:

Debenture Modification Cash Flow Calculations

Date Debenture Originally Issued:	Dec. 17, 2004	Nov/Dec 2002	April 2003	Nov/Dec 2002	April 2003
Date of Modification:	9/15/2005	9/15/2005	9/15/2005	3/31/2004	3/31/2004
Future Cash Flows Under the Terms of the New Agreements:
Debenture principal	$5,000,000	$5,970,000	$1,580,000	$5,970,000	$1,580,000
(Interest is paid on December 31st and June 30th)	—	—	—
Interest due on June 30, 2005 (includes accrued int)	—	—	—	$296,047	$78,351
Interest due on Dec. 31, 2005 (includes accrued int.)	$252,055	—	—	$300,953	$79,649
Interest due on June 30, 2006	$247,945	$296,047	$78,351	$296,047	$78,351
Interest due on Dec. 31, 2006	$252,055	$300,953	$79,649	$201,181	$53,244
Interest due on April 30, 2007	$164,384	$196,274	$51,945	—	—

	$5,916,438	$6,763,274	$1,789,945	$7,064,227	$1,869,595

Carrying Value of Debentures at Date of Modification:
Debenture Book Value Plus Debenture Discounts Recognized	$4,276,730	$5,956,806	$1,557,589	$5,802,873	$1,296,127

        Carrying Amount is less than total future cash payments specified by the new terms. No change to the carrying amount per FAS 15 paragraph 16.

Prospective Accounting:    Since the adjusted debenture balance is less than the principal due at maturity, then the difference or debenture discount will be amortized over the new term with the following monthly entry:

Interest Expense (Principal - Discount Recognized/months remaining)		$(37,091)	$(694)		$(1,180)		$(8,796)	$(14,941)
Debenture		$37,091	$694		$1,180		$8,796	$14,941
Fiscal 2005	$	N/A	N/A		N/A		$105,554	$179,288
Fiscal 2006		$241,090	$4,514		$7,667		$48,379	$82,174
Fiscal 2007		74,182	8,680	*	14,744	*	N/A	N/A

		$315,272	$13,194		$22,411		$153,932	$261,462
* - Already recorded in Fiscal 2006; no adjustment due to immateriality
Accounting Upon Recapitalization on May 30, 2005:
Book value of debentures		$4,592,001	$5,970,000		$1,580,000
Conversion value of debentures		$5,000,000	$5,970,000		$1,580,000

Recognized as Loss on Extinguishment of Debt		$407,999	$—		$—

        The Company previously expensed the remaining unamortized discounts at the time of the modifications. Accordingly, the Company has restated its financial results to amortize these amounts over the new term. A summary of the impact is shown below:

SUMMARY OF DEBENTURE MODIFICATIONS

	Interim Results		Annual Results
						Total of Years
	2007	2006	2006	2005	2004
P&L Account Changes:
Loss on Extinguishment of Debt
12-17-04 Debentures upon Recapitalization	$407,999	$—	$—	$—	$—	$407,999

Change in Non-Cash Interest
Expense Increase (Decrease) in Expense
Recognize Sept 15, 2005 Mod Impact	$74,182	$129,818	$241,090	$—	$—	$315,272
Recognize BCF Amortization	$—	$1,461,100	$1,461,100	$904,490	$—	$2,365,590
Recognize New Warrant Value Amortization	$—	$1,180,410	$1,180,410	$730,730	$—	$1,911,140
Recognize March 31, 2004 Mod Impact	$—	$61,573	$61,573	$105,554	$—	$167,127
Recognize March 31, 2004 Mod Impact	$—	$104,585	$104,585	$179,288	$—	$283,873
Reverse Original 3-31-04 Recorded Amt	$—	$—	$—	$—	$(451,000)	$(451,000)

Net Adjustment	$74,182	$2,937,485	$3,048,757	$1,920,062	$(451,000)	$4,592,001

Net Change in Net Loss	$482,180	$2,937,485	$3,048,757	$1,920,062	$(451,000)	$5,000,000

        The Company revised its consolidated interim financial statements as at December 31, 2006 and for the nine months then ended, and the notes thereto, as well as its consolidated annual financial statements as at March 31, 2006 and 2005 and for the years then ended, and the notes thereto, to address your comment. Furthermore, we have also revised the section entitled "Selected Financial Data" on page 8 of the Amended Registration Statement and the section entitled "Management's Discussion and Analysis of Financial Condition and Results of Operations" beginning on page 62 of the Amended Registration Statement.

  •
  Revise your restatement footnote disclosures to include the effect of the correction on each financial statement line item pursuant to paragraph 26(a) of SFAS 154. In this regard, consider including a reconciliation on a line-by-line basis for each period affected that includes (a) amount previously reported; (b) the amount of adjustment resulting from the correction of the error; (c) the amount as restated.

        Response:    We have revised Note 2(b), on page F-5, to the Company's consolidated interim financial statements as at December 31, 2006 and 2005 and for the nine months then ended and Note 2(b), on page F-20, to the Company's consolidated annual financial statements as at March 31, 2006 and 2005 and for the years then ended to include the effect of the Restatement on each financial statement line item.

6.
Revise your disclosures on page F-27 to clearly indicate that the $424 of remaining unamortized deferred financing costs was recorded as a loss on extinguishment of debt on May 30, 2006 as a result of the recapitalization transaction. Your reference to the "nine months ended December 31, 2006" is confusing as this disclosure is in the audited annual financial statement footnotes. It is not clear why you are referring to the interim period as opposed to the actual date the extinguishment of debt was recorded.

        Response:    We have revised Note 9, on page F-30, to the Company's consolidated annual financial statements as at March 31, 2006 and 2005 and for the years then ended to indicate that the $424 of remaining unamortized deferred financing costs was recorded as a loss on extinguishment of debt on May 30, 2006 as a result of the recapitalization transaction.

        The Company respectfully requests that the Staff promptly review the Amended Registration Statement and the Company's responses so that the Company's Registration Statement may be declared effective by the Staff as soon as possible, but in no event later than May 15, 2007 since the Company's interim financial statements will go stale after that date. As you know, on May 9, 2007, the Company filed an acceleration request to enable the Staff to declare effective the Company's Registration Statement.

        If you wish to discuss any of the foregoing responses, please call me at (212) 603-2227.

                      Very truly yours,
                      /s/ Jonathan J. Russo
                      Jonathan J. Russo

cc:
Michael J. Rapisand
Xplore Technologies Corp.